Employee Benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee Benefits
18. Employee Benefits
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2019		2020
Mexico	Ps.	116,537,660	Ps.	129,260,355
Puerto Rico		13,228,592		14,924,874
Brazil		9,503,738		8,913,548
Europe		12,827,318		14,392,445
Ecuador		409,750		488,161
El Salvador				154,422
Nicaragua				61,337
Honduras				35,060

Total	Ps.	152,507,058	Ps.	168,230,202

	For the year ended December 31
	2018		2019		2020
Mexico	Ps.	12,046,208	Ps.	12,788,464	Ps.	14,911,208
Puerto Rico		686,067		747,755		664,046
Brazil		579,432		511,964		722,412
Europe		619,039		2,526,957		1,701,424
Ecuador		58,354		34,425		67,402
El Salvador						15,751
Nicaragua						3,711

		13,989,100	Ps.	16,609,565	Ps.	18,085,954

a) Defined Benefit Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2019								2020
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability		DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Mexico	Ps.	280,602,176	Ps.	(164,910,346)	Ps.		Ps.	115,691,830	Ps.	278,434,302	Ps.	(150,090,481)	Ps.		Ps.	128,343,821
Puerto Rico		35,803,893		(22,575,301)				13,228,592		40,240,193		(25,315,319)				14,924,874
Brazil		21,412,097		(18,815,174)		4,428,021		7,024,944		18,568,932		(16,143,783)		3,393,640		5,818,789
Europe		4,538,543						4,538,543		5,490,873						5,490,873

Total	Ps.	342,356,709	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,483,909	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2018, 2019 and 2020:

	At December 31, 2018
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	329,113,625	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,944,581
Current service cost		3,322,813						3,322,813
Interest cost on projected benefit obligation		30,185,257						30,185,257
Expected return on plan assets				(20,804,104)				(20,804,104)
Changes in the asset ceiling during the period and others						587,373		587,373
Past service costs and other				157,765				157,765
Actuarial gain for changes in experience		(7,222)						(7,222)
Actuarial loss from changes in demographic assumptions		134,625						134,625
Actuarial gain from changes in financial assumptions		(24,890)						(24,890)

Net period cost	Ps.	33,610,583	Ps.	(20,646,339)	Ps.	587,373	Ps.	13,551,617
Actuarial gain for changes in experience		(21,283,470)						(21,283,470)
Actuarial loss from changes in demographic assumptions		68,482						68,482
Actuarial gain from changes in financial assumptions		(1,246,539)						(1,246,539)
Changes in the asset ceiling during the period and others						(1,055,409)		(1,055,409)
Return on plan assets greater than discount rate (shortfall)				23,503,296				23,503,296

Recognized in other comprehensive income	Ps.	(22,461,527)	Ps.	23,503,296	Ps.	(1,055,409)	Ps.	(13,640)
Contributions made by plan participants		173,722		(173,722)				—
Contributions to the pension plan made by the Company				(1,565,792)				(1,565,792)
Benefits paid		(19,546,541)		19,546,541				—
Payments to employees		(10,651,938)						(10,651,938)
Effect of translation		(3,535,477)		3,353,498		(963,981)		(1,145,960)

Others	Ps.	(33,560,234)	Ps.	21,160,525	Ps.	(963,981)	Ps.	(13,363,690)
Balance at the end of the year		306,702,447		(203,671,122)		5,087,543		108,118,868
Less short-term portion		(212,141)						(212,141)

Non-current obligation	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

	At December 31, 2019
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	306,702,447	Ps.	(203,671,122)		5,087,543	Ps.	108,118,868
Current service cost		2,591,975						2,591,975
Interest cost on projected benefit obligation		31,001,348						31,001,348
Expected return on plan assets				(20,070,037)				(20,070,037)
Changes in the asset ceiling during the period and others						445,743		445,743
Past service costs and others				144,481				144,481
Actuarial gain for changes in experience		(22,599)						(22,599)
Actuarial gain from changes in demographic assumptions		(129)						(129)
Actuarial loss from changes in financial assumptions		36,163						36,163

Net period cost	Ps.	33,606,758	Ps.	(19,925,556)	Ps.	445,743	Ps.	14,126,945
Actuarial loss for changes in experience		31,606,323						31,606,323
Actuarial gain from changes in demographic assumptions		(339,657)						(339,657)
Actuarial loss from changes in financial assumptions		7,207,072						7,207,072
Changes in the asset ceiling during the period and others						(712,064)		(712,064)
Return on plan assets greater than discount rate (shortfall)				423,514				423,514

Recognized in other comprehensive income	Ps.	38,473,738	Ps.	423,514	Ps.	(712,064)	Ps.	38,185,188
Contributions made by plan participants		155,188		(155,188)				—
Contributions to the pension plan made by the Company				(1,337,610)				(1,337,610)
Benefits paid		(15,836,928)		15,836,928				—
Payments to employees		(16,996,920)						(16,996,920)
Effect of translation		(3,534,509)		2,528,213		(393,201)		(1,399,497)

Others	Ps.	(36,213,169)	Ps.	16,872,343	Ps.	(393,201)	Ps.	(19,734,027)
Balance at the end of the year		342,569,774		(206,300,821)		4,428,021		140,696,974
Less short-term portion		(213,065)						(213,065)

Non-current obligation	Ps.	342,356,709	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,483,909

	At December 31, 2020
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	342,569,774	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,696,974
Current service cost		2,810,584						2,810,584
Interest cost on projected benefit obligation		30,482,173						30,482,173
Expected return on plan assets				(17,655,119)				(17, 655,119)
Changes in the asset ceiling during the period and others						278,639		278,639
Past service costs and other				148,253				148,253
Actuarial gain for changes in experience		(8,945)						(8,945)
Actuarial gain from changes in demographic assumptions		(270)						(270)
Actuarial loss from changes in financial assumptions		20,219						20,219

Net period cost	Ps.	33,303,761	Ps.	(17,506,866)	Ps.	278,639	Ps.	16,075,534
Actuarial gain for changes in experience		(9,677)						(9,677)
Actuarial gain from changes in demographic assumptions		(103,987)						(103,987)
Actuarial loss from changes in financial assumptions		3,475,345						3,475,345
Changes in the asset ceiling during the period and others						(542,430)		(542,430)
Return on plan assets greater than discount rate (shortfall)				12,320,777				12,320,777
Actuarial loss from changes in demographic assumptions		(924,084)						(924,084)

Recognized in other comprehensive income	Ps.	2,437,597	Ps.	12320,777	Ps.	(542,430)	Ps.	14,215,944
Contributions made by plan participants		137,947		(137,947)				—
Contributions to the pension plan made by the Company				(1,882,654)				(1,882,654)
Benefits paid		(19,740,727)		19,740,727				—
Payments to employees		(14,426,720)						(14,426,720)
Effect of translation		(1,278,392)		2,217,201		(770,590)		168,219

Others	Ps.	(35,307,892)	Ps.	19,937,327	Ps.	(770,590)	Ps.	(16,141,155)
Balance at the end of the year		343,003,240		(191,549,583)		3,393,640		154,847,297
Less short-term portion		(268,940)						(268,940)

Non-current obligation	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357

In the case of other subsidiaries in Mexico, the net period cost of other employee benefits for the years ended December 31, 2018, 2019 and 2020 was Ps.(16,347) , Ps.49,050 and Ps.174,994, respectively. The balance of other employee benefits at December 31, 2019 and 2020 was Ps.845,830 and Ps.916,534, respectively.

In the case of Brazil, the net period cost of other benefits for the years ended December 31, 2018, 2019 and 2020 was Ps.98,658, Ps.99,498 and Ps.268,562, respectively. The balance of employee benefits at December 31, 2019 and 2020 was Ps.2,402,285 and Ps.2,111,801, respectively.
In the case of Ecuador, the net period cost of other benefits for the years ended December 31, 2018, 2019 and 2020 was Ps.58,354, Ps.34,425 and Ps.67,402, respectively. The balance of employee benefits at December 31, 2019 and 2020 was Ps.409,750 and Ps.488,161, respectively.
In the case of Central America, the net period cost of other benefits for the years ended December 31, 2020 was Ps.19,462. The balance of employee benefits at December 31, 2020 was Ps.250,819.

Plan assets are invested in:
At December 31

	2019			2020
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	41%	—	64%	43%	—	68%
Debt instruments	58%	94%	36%	22%	95%	32%
Others	1%	6%	—	35%	5%	—

	100%	100%	100%	100%	100%	100%

Included in the Telmex’s net pension plan liability are plan assets of Ps.164,910,346 and Ps.150,090,481 as of December 31, 2019 and 2020, respectively, of which 31.9% and 39.6% during 2019 and 2020, respectively, were invested in equity and debt instruments of both América Movil and also of related parties, primarily entities that are under common control of the Company’s principal shareholder. The Telmex pension plan recorded a re-measurement

of its defined pension plan of Ps.34,782,129 and Ps.11,753,416 during 2019 and 2020, respectively, attributable to a change in actuarial assumptions, and also a decline in the fair value of plan investments from December 31, 2019 to December 31, 2020. The decrease in fair value of the aforementioned related party pension plan investments approximated Ps.4,156,919 and Ps.14,820,220 during the years ended December 31, 2019 and 2020, respectively.
The assumptions used in determining the net period cost were as follows:

	2018				2019				2020
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
				1.25%,				0.75%,		6.48% &		0.25%,
				1.75% &				1.00% &				0.50% &
Discount rate and long- term rate return	4.45%	9.10%	11.81%	2.00%	3.23%	7.03%	10.50%	1.25%	2.34%	7.39%	10.04%	0.75%

				3.0.%,				3.00%,				3.00%,

				3.5% &				3.5% &				3.5% &

Rate of future salary increases	2.75%	4.00%	3.55%	4.40%	2.75%	3.80%	3.20%	4.40%	2.75%	3.25%	2.84%	4.10%

Percentage of increase in health care costs for the coming year	3.87%	10.50%			3.18%	10.30%			2.28%	9.96%

Year to which this level will be maintained	N/A	2029			N/A	2029			N/A	2031

Rate of increase of pensions				1.60%				1.60%				1.60%

Employee turnover rate*				0.0%-1.51%				0.00%-1.38%				0.00%-1.31%

*	Depending on years of service

Biometric

Puerto Rico:
Mortality:	RP 2014, MSS 2020 Tables.
Disability:	1985 Pension Disability Table

Brazil:

Mortality:	2000 Basic AT Table for gender
Disability for assets:	UP 84 modified table for gender
Disability retirement:	80 CSO Code Table
Rotation:	Probability of leaving the Company other than death, Disability and retirement is zero
Europe
Life expectancy in Austria is base on “AVÖ

2018-P

– Rechnungsgrundlagen für die Pensionsversicherung – Pagler & Pagler”.

Telmex
Mortality:	Mexican 2000 (CNSF) adjusted
Disability:	Mexican Social Security adjusted by Telmex experience
Turnover:	Telmex experience
Retirement:	Telmex experience
For the year ended December 31, 2020, the Company conducted a sensitivity analysis on the most significant variables that affect the DBO, simulating independently, reasonable changes to roughly 100 basis points in each of these variables. The increase (decrease) would have resulted in the DBO pension and other benefits at December 31, 2020 are as follows:

	-100 points		+100 points
Discount rate	Ps.	29,012,552	Ps.	(25,541,956)
Health care cost trend rat	Ps.	(665,934)	Ps.	781,238
Telmex Plans
Part of the Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Europe
Defined benefit pension plans
A1 Telekom Austria Group provides defined benefits for certain former employees in Austria. All eligible employees are retired and were employed prior to January 1, 1975. This unfunded plan provides benefits based on a percentage of salary and years employed, not exceeding 80% of the salary before retirement, and taking into consideration the pension provided by the social security system. A1 Telekom Austria Group is exposed primarily to the risk of development of life expectancy and inflation because the benefits from pension plans are lifetime benefits. Furthermore, at December 31, 2020 and 2019, approximately 10% and 10%, respectively, of the obligation for pensions relate to the employees of the company Akenes in Lausanne, which was acquired in 2017.

Service awards
Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate of employees who leave service early. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.

Severance
Defined contribution plans
Employees who started work for A1 Telekom Austria Group in Austria on or after January 1, 2003 are covered by a defined contribution plan. A1 Telekom Austria Group paid Ps.54,945 and Ps.66,294 (1.53% of the salary or wage) into this defined contribution plan (BAWAG Allianz Mitarbeitervorsorgekasse AG) in 2019 and 2020, respectively.
Defined benefit plans
Severance benefit obligations for employees hired before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination by A1 Telekom Austria Group or retirement, eligible employees receive severance payments. Depending on their time in service, their severance is equal to a multiple of their monthly basic compensation plus variable elements such as overtime or bonuses, with a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.
b) Defined Contribution Plans
Brazil
Claro makes contributions to the DCP through Embratel Social Security Fund – Telos. Contributions are computed based on the salaries of the employees, who decide on the percentage of their contributions to the plan (participants enrolled before October 31st, 2014 is from 1% to 8% and, for those subscribed after that date, the contribution is from 1% to 7% of their salaries). Claro contributes the same percentage as the employee, capped at 8% of the participant’s balance for the employees that are eligible to participate in this plan.
At December 31, 2019 and 2020, the balance of the DCP liability was Ps.76,509 and Ps, 980,014 respectively. For the years ended December 31, 2018, 2019 and 2020 the cost of labor were Ps.2,377, Ps.3,365 and Ps.2,930, respectively.
Europe
In Austria, pension benefits are generally provided by the social security system for employees, and by the government for civil servants. The contributions of 12.55% that A1 Telekom Austria Group made in 2019 and 2020 to the social security system and the government in Austria, amount to Ps.1,334,713 and Ps.1,474,721, respectively. Contributions of the foreign subsidiaries into the respective systems range between 7% and 29% and amount to Ps.530,888 and Ps.601,476 in 2019 and 2020, respectively.
Additionally, A1 Telekom Austria Group offers a defined contribution plan for employees of some of its Austrian subsidiaries. A1 Telekom Austria Group’s contributions to this plan are based on a percentage of the compensation not exceeding 5%. The annual expenses for this plan amounted to Ps.281,693 and Ps.295,567 in 2019 and 2020, respectively.
As of December 31, 2019 and 2020 the liability related to this defined contribution plan amounted to Ps.111,724 and Ps.134,034, respectively.

Other countries
For the rest of the countries where the Company operates and that do not have defined benefit plans or defined contribution plans, the Company makes contributions to the respective governmental social security agencies which are recognized in results of operations as they are incurred.
c) Long-term direct employee benefits

	Balance at December 31, 2018		Effect of translation		Increase of the year	Applications		Balance at December 31, 2019
						Payments	Reversals
Long-term direct employee benefits	Ps.	8,111,778	Ps.	(518,180)	Ps.2,528,224	Ps.(1,946,055)	Ps. —	Ps.8,175,767

	Balance at December 31, 2019		Effect of translation		Increase of the year	Applications		Balance at December 31, 2020
						Payments	Reversals
Long-term direct employee benefits	Ps.	8,175,767	Ps.	1,256,880	Ps.1,729,392	Ps.(2,411,436)	Ps. —	Ps.8,750,603

In 2008, a comprehensive restructuring program was initiated in the segment Austria. The provision for restructuring includes future compensation of employees who will no longer provide services for A1 Telekom Austria Group but who cannot be laid off due to their status as civil servants. These employment contracts are onerous contracts under IAS 37, as the unavoidable cost related to the contractual obligation exceeds the future economic benefit. The restructuring program also includes social plans for employees whose employment will be terminated in a socially responsible way. In 2009 and every year from 2011 to 2019, new social plans were initiated that provide for early retirement, special severance packages and golden handshake options. Due to their nature as termination benefits, these social plans are accounted for according to IAS 19.